Schedule of Supplemental Cash Flow Related to Lease (Details) - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Operating cash flows used for operating leases (including short-term)	$ 153,000
Right-of-use assets obtained in exchange for lease obligations operating leases		$ 388,011
Weighted average remaining lease term operating leases	10 months 24 days
Weighted average discount rate operating leases	4.90%